[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
October 10, 2019
Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549
RE:	Guggenheim Taxable Municipal Managed Duration Trust – Shelf Registration Statement on Form N-2
Ladies and Gentlemen:
 On behalf of Guggenheim Taxable Municipal Managed Duration Trust (the “Trust”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Trust’s common shares, including pursuant to rights to subscribe for the Trust’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.
A registration fee of $19,461.40 has been transmitted prior to filing.
If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Best regards,
/s/ Kevin T. Hardy
Kevin T Hardy